Statements of Assets and Liabilities (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	$ 17,650,000	$ 38,347,223
MF Global reserve (See Note 4)	866,676
SERIES A
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	8,300,000	16,066,728
MF Global reserve (See Note 4)	337,063
SERIES B
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	9,350,000	22,280,495
MF Global reserve (See Note 4)	$ 529,613